Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (982,177)	$ (34,978)	$ (803,402)	$ (900,707)
Adjustments to reconcile profit (loss) before income tax to net cash flows
Share-based payments	17,657	629	26,793	41,386
Depreciation	52,960	1,886	64,754	39,315
Amortization	3,207	114	6,648	8,144
Interest expense	17,051	607	23,656	9,886
Interest income	(1,193)	(42)	(7,399)	(2,453)
Gain on disposal of property, plant and equipment	(337)	(12)	(488)	(1,478)
Prepayments for equipment being transferred to other expense				780
Unrealized foreign exchange gains	(10,915)	(389)	(9,034)
Changes in operating assets
Current contract assets			2,283	(2,283)
Accounts receivable, net	5,833	208	(5,777)	(721)
Other receivables	(20,445)	(728)	839	14,158
Prepayments	(2,980)	(106)	3,789	17,475
Changes in operating liabilities
Current contract liabilities	(474)	(16)	10,760	(7,941)
Other payables	59,330	2,113	(72,744)	106,776
Other current liabilities	1,619	57	(222)	(366)
Other non-current liabilities	3,913	139	(118)	(124)
Cash outflow from operations	(856,951)	(30,518)	(759,662)	(678,153)
Interest received	1,255	45	7,717	2,210
Interest paid	(18,322)	(652)	(22,366)	(9,924)
Income tax paid	(1,172)	(42)	(4,120)	(488)
Tax refunds received			869	316
Net cash flows used in operating activities	(875,190)	(31,167)	(777,562)	(686,039)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of current financial assets at amortized cost				(307,150)
Proceeds from disposal of current financial assets at amortized cost			308,505
Acquisition of property, plant and equipment	(32,503)	(1,158)	(55,592)	(66,709)
Proceeds from disposal of property, plant and equipment	348	12	1,584
Acquisition of intangible assets	(1,876)	(67)	(4,477)	(3,163)
Decrease (increase) in refundable deposits	(1,412)	(50)	2,171	8,258
Net cash flows (used in) provided by investing activities	(35,443)	(1,263)	252,191	(368,764)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	30,000	1,068	30,000	46,000
Payments of short-term borrowings	(60,000)	(2,137)	(30,000)	(46,000)
Proceeds from long-term borrowings	599,880	21,363		731,580
Payments of long-term borrowings	(375,356)	(13,367)	(56,425)	(366,874)
Proceeds from finance lease liabilities			30,000	40,000
Payments of finance lease liabilities	(73,194)	(2,607)	(65,455)	(44,000)
Proceeds from issuance of new share capital	680,000	24,217	836,400	550,857
Issuance of restricted stocks to employees				500
Cancellation of restricted stocks	(390)	(14)	(512)	(350)
Proceeds from non-controlling interests' investment in subsidiary	427,197	15,214
Net cash flows from financing activities	1,228,137	43,737	744,008	911,713
Effect from foreign currency exchange	1,289	46	(2,247)	(1,139)
Net (decrease) increase in cash and cash equivalents	318,793	11,353	216,390	(144,229)
Cash and cash equivalents at beginning of year	1,023,874	36,463	807,484	951,713
Cash and cash equivalents at end of year	$ 1,342,667	$ 47,816	$ 1,023,874	$ 807,484